REVENUE	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
REVENUE	REVENUE
Revenue has been disaggregated into categories to reflect how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors.
Revenue Disaggregation

	2023					2022
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures		Total	Pipelines	Facilities	Marketing & New Ventures		Total
($ millions)				Corporate					Corporate
Take-or-pay(1)	1,816	273	—	—	2,089	1,741	622	—	—	2,363
Fee-for-service(1)	490	120	62	—	672	458	137	—	—	595
Product sales(2)	—	—	6,025	—	6,025	—	—	8,471	—	8,471
Revenue from contracts with customers	2,306	393	6,087	—	8,786	2,199	759	8,471	—	11,429
Operational finance lease income	24	4	—	—	28	26	3	—	—	29
Fixed operating lease income	185	35	—	—	220	117	36	—	—	153
Variable lease income	16	—	—	—	16	—	—	—	—	—
Shared service revenue(3) and other	11	17	—	47	75	—	—	—	—	—
Total external revenue	2,542	449	6,087	47	9,125	2,342	798	8,471	—	11,611
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
(3)    Includes $63 million of fixed fee income (2022: nil) related to shared service agreements with joint ventures following the PGI Transaction.
Contract Liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2023			2022
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	3	191	194	3	288	291
Additions (net in the period)	(2)	21	19	2	57	59
Disposition	—	—	—	(2)	(90)	(92)
Revenue recognized from contract liabilities(1)	—	(54)	(54)	—	(64)	(64)
Closing balance	1	158	159	3	191	194
Less current portion(2)	(1)	(32)	(33)	(3)	(53)	(56)
Ending balance	—	126	126	—	138	138
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2023, the balance includes $1 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.
Contract liabilities depict Pembina's obligation to perform services in the future for cash and non-cash consideration which have been received from customers. Contract liabilities include up-front payments or non-cash consideration received from customers for future transportation, gas processing, fractionation, terminalling, and storage services. Contract liabilities also include consideration received from customers for take-or-pay commitments where the customer has a make-up right to ship or process future volumes under a firm contract. These amounts are non-refundable should the customer not use its make-up rights.
In all instances where goods or services have been transferred to a customer in advance of the receipt of customer consideration, Pembina's right to consideration is unconditional and has therefore been presented as a receivable.
Revenue Allocated to Remaining Performance Obligations
Pembina expects to recognize revenue in future periods that includes current unsatisfied remaining performance obligations totaling $11.7 billion (2022: $11.1 billion). Over the next five years, these remaining performance obligations will be recognized annually ranging from $1.7 billion (2022: $1.8 billion) declining to $1.0 billion (2022: $1.0 billion). Subsequently, up to 2047 (2022: 2046), Pembina will recognize $955 million (2022: $765 million) declining to $3 million (2022: $7 million) per year.
In preparing the above figures, Pembina has taken the practical expedient to exclude contracts that have original expected durations of one year or less. Variable consideration relating to flow through costs are not included in the amounts presented. These flow through costs do not impact net income or cash flow, and due to the long-term nature of the contracts there is significant uncertainty in estimating these amounts. In addition, Pembina excludes contracted revenue amounts for assets not yet in-service unless both Board of Directors approval and regulatory approval for the asset has been obtained.